Financial instruments - Sensitivity analysis to changes in the consumer price indices of the US economy (Details) R$ in Thousands	Jun. 30, 2025 BRL (R$)
Possible 25%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Percentage Change of Scenario	25.00%
Remote 50%
Disclosure of detailed information about financial instruments [line items]
Sensitivity Analysis, Percentage Change of Scenario	50.00%
Commodity price risk [member] | Possible 25%
Disclosure of detailed information about financial instruments [line items]
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ (28,823)
Commodity price risk [member] | Remote 50%
Disclosure of detailed information about financial instruments [line items]
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	(59,056)
Commodity price risk [member] | Probable (base value)
Disclosure of detailed information about financial instruments [line items]
Embedded derivative in a commitment to purchase standing wood, originating from a forest partnership agreement	R$ 94,560